Accounting Policies, by Policy (Policies)	6 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying interim condensed consolidated financial statements (the “financial statements”), including comparatives, have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC). Our year-end is June 30.

The accompanying financial statements include the accounts of the registrant, RoyaLand Ltd, Royaland Company and OAPLT. All intercompany transactions and balances have been eliminated. As stated in Note 1, the SEA resulted in a common control acquisition while the acquisition of OAPLT resulted in a business combination.

Functional and Presentation Currency

Functional and Presentation Currency

The accompanying financial statements are prepared in the U.S. dollar, which is the functional currency of RoyaLand Ltd. RoyaLand Company’s functional currency is also the U.S. dollar and OAPLT’s functional currency is the euro. All financial information has been rounded to the nearest dollar except where indicated otherwise.

Going Concern Considerations

Going Concern Considerations

The accompanying financial statements contemplate continuation of our Company as a going concern. We have incurred net losses since our inception and we have an accumulated deficit of $2,688,769 as of December 31, 2024. The continuation of our Company as a going concern is dependent upon our ability to raise additional funds and/or through the attainment of profitable operations. There are no assurances that we will be successful in obtaining sufficient capital to continue as a going concern.

On May 1, 2022, our wholly owned subsidiary RoyaLand Company entered into an agreement with Boustead Securities LLC (“Boustead”) under which Boustead agreed to provide certain services to us with respect to corporate financing transactions, including the private placement of securities. See Note 4 for further information. While we are confident we will be able to raise additional capital through this process, there are no assurances that we will be successful in obtaining such additional capital. If our working capital needs are not met and we are unable to obtain adequate capital, we could be forced to cease operations. The accompanying financial statements do not include any adjustments that might be necessary if our Company is unable to continue as a going concern.

Foreign Currency

Foreign Currency

Items included in the financial statements of each of our Company’s subsidiaries are measured using the currency of the primary economic environment in which each subsidiary operates (the functional currency). The accompanying financial statements are presented in U.S. dollars, the functional currency of RoyaLand Ltd.

The results and financial position of OAPLT, our Company’s subsidiary that has a different functional currency, are translated from euros into U.S. dollars as follows:

(i)	Assets and liabilities are translated at the current exchange rate at the balance sheet date and historical rates for equity;
(ii)	Revenue and expenses are translated at the weighted average closing exchange rate for the period reported in the consolidated statement of profit or loss. When the average exchange rate does not provide a reasonable approximation of the cumulative effect of the rates prevailing on the transaction date, the Company utilizes the closing exchange rate on the date of the transaction.
(iii)	Gains and losses resulting from foreign currency translation are included as a component of stockholders’ equity. Foreign currency transaction gains and losses are included in the results of operations.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with IFRS requires management to make estimates, judgements and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues, and expenses during the period. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Areas in which management has made critical judgments in the process of applying accounting policies and that have the most significant effect on the amounts recognized in the financial statements include the determination of our Company’s functional currencies and the collectability of our accounts receivable and deferred offering costs. Information about key assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year are included in the following notes to the financial statements for the periods presented.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all short-term investments readily convertible to cash, without notice or penalty, with an initial maturity of 90 days or less to be cash equivalents. Our cash balances as of December 31, 2024 and June 30, 2024 were $78,784 and $261,476, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of our Company. Unobservable inputs are inputs that reflect our Company’s assumptions about the factors that market participants would use in valuing the asset or liability. The fair value hierarchy consists of the following three levels of inputs that may be used to measure fair value:

Level 1	—	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	—	Inputs other than quoted prices included in Level 1 that are observable in the marketplace either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3	—	Unobservable inputs which are supported by little or no market activity.

For assets and liabilities, such as cash, prepaid expenses and accounts payable/accrued liabilities, and other current liabilities maturing within one year from the balance sheet date, the carrying amounts approximate fair value due to the short maturity of these instruments.

Fair Value Hierarchy of liabilities that are recognized and measured at fair value in the financial statements as of December 31, 2024 and June 30, 2024 (level 3 inputs are not applicable):

	Fair Value Measurement Using
	Level 1	Level 2
LIABILITIES
December 31, 2024:
Due to related party – recognized at fair value (1)	$—	$11,241

June 30, 2024:
Due to related party – recognized at fair value (1)	$—	$10,741
(1)	The amounts due to related party contain no interest provision. Any imputed interest is immaterial.

During the periods presented, there were no transfers between Levels 1, 2 or 3.

Financial Risk Factors

Financial risk factors

Our activities expose us to a variety of financial risks: market risk, credit risk and liquidity risk. Our primary focus is to foresee the unpredictability of financial markets and seek to minimize potential adverse effects on our financial performance.

The primary market risk to the Company is foreign exchange risk. Given the stability of the markets in which we operate, we believe our exposure to be minimal. Our exposure to credit risk is influenced mainly by the individual characteristic of each customer and the concentration of risk from the top few customers. Given that we have not generated any revenue in the periods presented in the financial statements, we have no exposure to credit risk. With respect to liquidity, our ability to meet our obligations on time is dependent on the success of our operation and the support of our related party partners, which to date have given us adequate liquidity to meet our obligations.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist of underwriting, legal, accounting, and other expenses incurred through the balance sheet date that are directly related to a planned offering described in Note 4 under the caption Boustead Agreement. During the six months ended December 31, 2024, we charged the deferred offering costs of $89,803 to operations as the planned offering has not taken place and there is no clear timeline as to when an offering will be made.

Income Taxes

Income Taxes

Income tax expense comprises current and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss except to the extent that they relate to a business combination, or items recognized directly in equity or in other comprehensive loss.

Current taxes are the expected tax receivable or payable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax receivable or payable in respect of previous years. Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred taxes are not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future.

In addition, deferred taxes are not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the tax laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax assets and liabilities on a net basis or their tax assets and liabilities will be realized simultaneously. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Net Income/Loss Per Share

Net Income/Loss Per Share

Under the provisions of IAS 33, Earnings per Share, basic loss per common share is computed by dividing net loss available to each class of common shareholders by the weighted average number of shares of common shares outstanding for the period presented for their respective class. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares or resulted in the issuance of common shares that would then share in the income of our Company, subject to anti-dilution limitations. As of December 31, 2024 and December 31, 2023, there were 1,413,750 and 1,342,750, respectively, potential common share equivalents excluded from the diluted loss per share calculations. Because our Company has reported a net loss for each of the periods presented in the accompanying financial statements, the effect of the common share equivalents on diluted loss per share would be anti-dilutive, and therefore the diluted loss per share is the same as the basic loss per share.

The table below presents the computation of the basic and diluted loss per share for the periods July 1, 2024 to December 31, 2024 and July 1, 2023 to December 31, 2023

	Period July 1, 2024 to December 31, 2024		Period July 1, 2023 to December 31, 2023
	Class A Common Shares	Class B Common Shares	Class A Common Shares	Class B Common Shares
Numerator:
Net loss	$(599,382)	$(599,382)	$(738,091)	$(738,091)
Net loss allocated between Class A and Class B common shares	(406,068)	(193,314)	$(514,749)	$(223,342)
Denominator:
Weighted average common shares outstanding — basic	9,400,000	4,475,000	9,400,000	4,078,533
Dilutive common share equivalents	-	-	-	-
Weighted average common shares outstanding — diluted	9,400,000	4,475,000	9,400,000	4,078,533
Net loss per share:
Basic	$(0.04)	$(0.04)	$(0.05)	$(0.05)
Diluted	$(0.04)	$(0.04)	$(0.05)	$(0.05)

New Accounting Pronouncements

New Accounting Pronouncements

We have reviewed all accounting pronouncements recently issued by the IAS and have determined that they are either not applicable or are not believed to have a material impact on our present or future consolidated financial statements.